Business Combination (Narrative) (Details) (USD $)	3 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 22, 2012 Asset Acquisition [Member]	Jun. 30, 2013 Asset Acquisition [Member]
Business Acquisition [Line Items]
Closing date					Jun. 22, 2012
Cash purchase price				$ 100,000,000.0
Measurement Period				12 months
Purchase accounting adjustments, Goodwill					(14,766,000)
Goodwill	$ 295,094,000	$ 295,094,000	$ 295,094,000	$ 27,344,000
The forecasted future cash flows discounted rate	11.00%
Estimated weighted-average useful life of the acquired identifiable intangible assets		9 years 7 months 6 days